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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ];  Amendment Number:
     This Amendment (Check only one):       [   ]    is a restatement.
                                            [   ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Attractor Investment Management Inc.
Address:      1440 Chapin Avenue, Suite 201
              Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:         Harvey Allison
Title:        President
Phone:        (650) 685-8541

Signature, Place, and Date of Signing:

/s/ Harvey Allison             Burlingame, California      February 4, 2005


Report Type (Check only one):

[ x ] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[   ]  13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                    4

Form 13F Information Table Value Total:              $53,728
                                                 (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE FORM 13F AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:                              None



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                           FORM 13F INFORMATION TABLE

                      TITLE OF               VALUE       SHRS OR       SH/    PUT/   INVESTMENT     OTHER          VOTING AUTHORITY
NAME OF ISSUER         CLASS     CUSIP      X($1000)     PRN AMT       PRN    CALL   DISCRETION    MANAGERS  SOLE    SHARED    NONE

Ciena Corporation       COM      171779101      149        44,714       SH              SOLE         N/A       44,714

Salesforce.com, Inc     COM      79466L302   53,487     3,157,440       SH              SOLE         N/A    3,157,440

Verisity Ltd.           COM      M97385112       83        10,084       SH              SOLE         N/A       10,084

Versata, Inc.           COM      925298200        9         3,411       SH              SOLE          NA        3,411


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